Shareholders' equity - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended						3 Months Ended
	Mar. 31, 2008	Mar. 31, 2011 USD ($)	Jun. 24, 2008 JPY (¥)	Feb. 05, 2008 JPY (¥)	Jun. 22, 2007 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2008 Treasury stock, at cost JPY (¥)	Mar. 31, 2008 Additional paid-in capital JPY (¥)	Mar. 31, 2008 Retained earnings JPY (¥)	Mar. 31, 2011 Parent Company USD ($)	Mar. 31, 2011 Parent Company JPY (¥)	Mar. 31, 2010 Parent Company JPY (¥)
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve		10.00%
Percentage of stated capital appropriated as capital and retained earnings reserve		25.00%
Retained earnings, reserve		$ 2,057				¥ 171,062	¥ 168,680
Retained earnings, available for dividend payments											64,816	5,389,432	5,478,747
Cash dividends included in retained earnings at year-end											1,131	94,071
Cash dividends per share											$ 0.36	¥ 30.00
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method		16,861				1,401,985
Common stock approved for repurchase, shares			30	12	30
Common stock approved for repurchase, amount			200,000	60,000	250,000
Common stock repurchased, shares			14	10	30
Retirement of common stock, shares	162
Retirement of common stock, amount								¥ (646,681)	¥ (3,499)	¥ (643,182)